Goodwill and intangible assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 cash_generating_unit divisions	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units | cash_generating_unit	11
Number of divisions included in cash generating units | divisions	3
Projection period	5 years
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	6.40%	6.00%
Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets	ten years
Pre-tax discount rate	7.60%	7.40%